Gain (loss) attaching to corporate transactions (Tables)	6 Months Ended
Jun. 30, 2020
Gain (loss) attaching to corporate transactions
Schedule of gain (loss) attaching to corporate transactions
	2020 $m	2019 $m
	Half year	Half year
Gain arising on reinsurance of Jackson's in-force fixed and fixed indexed annuity businessnote (i)	846	—
Gain on disposalsnote (ii)	—	270
Other transactionsnote (iii)	—	(253)
Total gain (loss) attaching to corporate transactions	846	17

Notes

(i)

With effect from 1 June 2020, Jackson reinsured substantially all of its in-force portfolio of US fixed and fixed indexed annuities with Athene Life Re Ltd, which resulted in a pre-tax gain of  $846 million, after allowing for the write-off of deferred acquisition costs associated with the business reinsured. The transaction excluded Jackson's legacy life and institutional business as well as the REALIC portfolio and group pay-out annuity business reinsured from John Hancock and was collateralised to reduce the exposure to counterparty risk.

Under the reinsurance arrangement, Jackson reinsured $27.6 billion liabilities (valued at 1 June 2020) in return for a premium of $28.9 billion net of ceding commission, comprising principally of bonds. The pre-tax gain also includes the realised gains arising on the bonds net of the deferred acquisition costs written off as a result of the transaction. After allowing for tax and the reduction in unrealised gains recorded directly in other comprehensive income, the impact of the reinsurance transaction on IFRS shareholders' equity is a reduction of $(1.1) billion.

(ii)

In 2019, the gain on disposals principally related to profits arising from a 4 per cent reduction in the Group’s stake in its associate in India, ICICI Prudential Life Insurance Company, and the disposal of Prudential Vietnam Finance Company Limited, a wholly-owned subsidiary that provides consumer finance.

(iii)	In 2019, other transactions primarily reflected costs related to the demerger of the Group’s UK and Europe operations (M&G plc).